Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (57,364)		$ (74,266)	$ (65,095)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	35,455		37,981	42,805
Vessel impairment	71,834		87,624	92,422
Gain on repurchase of secured notes	0		0	(2,865)
Amortization of deferred financing costs	4,629		7,772	3,622
Amortization of original issue discount/premium on repurchase of notes	1,207		11,570	2,184
Amortization of intangible asset/liability - charter agreements	(1,305)		(1,807)	(2,104)
Share based compensation	50		272	283
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable and other assets	5,019		(441)	219
(Increase) decrease in inventories	(2,250)		(188)	57
Decrease in accounts payable and other liabilities	(9,117)		(3,030)	(1,751)
(Decrease) increase in related parties' balances	(625)		1,138	738
Increase in deferred revenue	214		238	1,144
Unrealized foreign exchange (gain) loss	(5)		2	26
Net cash provided by operating activities	47,742		66,865	71,685
Cash flows from investing activities:
Acquisition of vessels	(11,436)		0	0
Net proceeds from sale of vessels	14,504		0	(254)
Cash paid for vessel improvements	(239)		(255)	0
Cash paid for other assets	0		(8)	(6)
Cash paid for drydockings	(2,636)		(4,632)	(6,681)
Cash acquired in Poseidon Transaction, net of capitalized expenses	24,037		0	0
Net cash provided by/(used in) investing activities	24,230		(4,895)	(6,941)
Cash flows from financing activities:
Proceeds from issuance of secured notes	0		356,400	0
Repurchase of secured notes	(20,400)		(374,835)	(51,530)
Proceeds from drawdown of credit facilities	8,125		54,800	0
Repayment of credit facilities	(37,771)		(63,575)	(9,500)
Deferred financing costs paid	(2,058)		(12,675)	0
Series B Preferred Shares - dividends paid	(3,062)		(3,062)	(3,062)
Net cash used in financing activities	(55,166)		(42,947)	(64,092)
Net increase in cash and cash equivalents and restricted cash	16,806		19,023	652
Cash and cash equivalents and restricted cash at beginning of the year	73,266		54,243	53,591
Cash and cash equivalents and restricted cash at end of the year	90,072		73,266	54,243
Supplementary Cash Flow Information:
Cash paid for interest	42,390		43,152	43,134
Cash paid for income taxes	84		46	50
Non-cash investing activities:
Unpaid capitalized expenses	(826)	[1]	0	0
Working capital acquired	(11,331)		0	0
Vessels and other intangibles acquired	622,925		0	0
Debt acquired	(509,673)		0	0
Non-cash financing activities:
Issuance of shares	(125,133)
Common Class A [Member]
Non-cash financing activities:
Issuance of shares	(23,564)		0	0
Series C Preferred Shares [Member]
Non-cash financing activities:
Issuance of shares	$ (101,569)		$ 0	$ 0

[1]	Unpaid fees related to the Poseidon Transaction (see note 1)